Note 19 - Mezzanine Equity (Details Textual) - USD ($)			12 Months Ended
	Nov. 28, 2016	Nov. 22, 2016	Dec. 31, 2017	Dec. 31, 2016
Proceeds from Issuance of Convertible Preferred Stock				$ 1,741,000
Conversion of Series B Convertible Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Issued			18,026
Conversion of Stock, Shares Converted			2,106
Yorkville [Member] | Series B Preferred Stock [Member]
Convertible Preferred Stock Purchase Agreement, Shares Authorized for Issuance		2,106
Stock Issued During Period, Shares, New Issues	527	1,579
Proceeds from Issuance of Convertible Preferred Stock		$ 1,741,000
Stock Ownership Limitation, Percent		4.99%
Convertible Preferred Stock, Numerator Price		$ 1
Convertible Preferred Stock, Conversion Price		$ 504,000
Convertible Preferred Stock, Conversion Price, Percentage of VWAP		85.00%
Beneficial Conversion Feature		$ 1
Preferred Stock Redemption Premium, Percent of Liquidation Amount Redeemed		20.00%
Preferred Stock, Discount on Shares		$ 1,403
Yorkville [Member] | Series B Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price		$ 1